Cash and Cash Equivalents - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash and cash equivalents	$ 431	$ 443